UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Rese rves Fund –
.

T. ROWE PRICE Cash Reserves Fund
Go Paperless
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Timely delivery of important documents
Convenient access to your documents anytime, anywhere
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Waive your account service fee by going paperless.*
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help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Cash Reserves Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE Cash Reserves Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Cash Reserves Fund
Portfolio Summary

* Includes money market securities issued by foreign
governments.
SECURITY DIVERSIFICATION
Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Cash Reserves Fund

CASH RESERVES FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Actual $1,000.00 $1,026.00 $2.01
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,022.87   2.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period
(0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.03 0.05 0.01
(3)
—
(3) (4)
0.01
(3)
0.02
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.03 0.05 0.01 —
(4)
0.01 0.02
Distributions
Net investment
income (0.03) (0.05) (0.01) —
(4)
(0.01) (0.02)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
2.60% 4.65% 0.88%
(3)
0.01%
(3)
0.78%
(3)
2.06%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.40%
(6)
0.40% 0.40% 0.42% 0.45% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.40%
(6)
0.40% 0.31%
(3)
0.16%
(3)
0.43%
(3)
0.45%
Net investment
income 5.18%
(6)
4.59% 0.92%
(3)
0.01%
(3)
0.70%
(3)
2.04%
Net assets, end of
period (in millions) $4,708 $4,606 $4,280 $3,711 $4,285 $3,003
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09%, 0.26% and 0.02% of average net assets) for the years ended
10/31/22, 10/31/21 and 10/31/20 respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Cash Reserves Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER
 5.9%
Albion Capital, 5.43%, 6/17/24  21,000 20,851
Atlantic Asset Securitization, 5.45%, 6/4/24  (1) 1,200 1,194
CAFCO, 5.30%, 7/10/24  (1) 25,000 24,742
CAFCO, 5.30%, 7/19/24  (1) 21,000 20,756
Chariot Funding, 5.34%, 5/17/24  (1) 21,000 20,950
Charta, 5.30%, 7/10/24  (1) 18,000 17,814
Charta, 5.42%, 6/14/24  (1) 8,000 7,947
CRC Funding, 5.25%, 9/13/24  (1) 19,000 18,626
Fairway Finance, 5.25%, 6/25/24  (1) 12,000 11,904
Gotham Funding, 5.35%, 6/7/24  (1) 24,000 23,868
Liberty Street Funding, 5.32%, 9/19/24  (1) 7,450 7,295
Liberty Street Funding, 5.64%, 5/1/24  (1) 2,260 2,260
LMA-Americas, 5.07%, 10/10/24  (1) 26,000 25,407
Old Line Funding, 5.50%, 11/7/24  (1) 14,700 14,273
Sheffield Receivables, 5.21%, 8/2/24  (1) 13,000 12,825
Thunder Bay Funding, 5.34%, 11/25/24  (1) 11,000 10,661
Thunder Bay Funding, 5.46%, 6/6/24  (1) 11,000 10,940
Thunder Bay Funding, 5.47%, 6/12/24  (1) 25,000 24,840
Total Asset Backed Commercial Paper (Cost $277,153) 277,153
CERTIFICATE OF DEPOSIT
 10.4%
DOMESTIC  2.2%
Banco Santander, FRN, SOFR + 0.70%, 6.02%, 6/13/24  12,000 12,000
BMO Harris Bank, FRN, SOFR + 0.67%, 5.98%, 7/2/24  22,500 22,500
Citibank, FRN, SOFR + 0.68%, 6.00%, 6/12/24  19,230 19,230
State Street Bank & Trust, FRN, SOFR + 0.46%, 5.76%,
5/15/24  45,000 45,000
98,730
EURODOLLAR 5.7%
Canadian Imperial Bank of Commerce, 5.30%, 5/1/24  78,000 78,000
Nordea Bank, 5.30%, 5/1/24  77,000 77,000
Royal Bank of Canada, 5.31%, 5/1/24  65,000 65,000
Toronto Dominion Bank, 5.31%, 5/1/24  48,000 48,000
268,000
YANKEE 2.5%
BNP Paribas, 5.79%, 8/2/24  25,000 25,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
BNP Paribas, 5.82%, 8/8/24  2,500 2,500
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.60%,
5.92%, 5/10/24  2,500 2,500
Credit Agricole, 5.89%, 7/19/24  19,000 19,000
HSBC Bank, FRN, SOFR + 0.66%, 5.98%, 6/24/24  14,500 14,500
KBC Bank, 5.64%, 5/8/24  20,000 20,000
Standard Chartered Bank, FRN, SOFR + 0.69%, 6.01%,
9/4/24  22,000 22,000
Toronto Dominion Bank, 6.05%, 7/10/24  15,700 15,700
121,200
Total Certificate of Deposit (Cost $487,930) 487,930
FINANCIAL COMPANY COMMERCIAL PAPER
 12.2%
ABN AMRO Funding, 5.32%, 7/8/24  (1) 46,000 45,538
Australia & New Zealand Banking Group, 5.53%, 5/15/24  (1) 33,000 32,929
Banco Santander, 5.50%, 5/30/24  (1) 19,000 18,916
Banco Santander, 5.655%, 7/8/24  (1) 15,000 14,840
Bank of Montreal, 5.92%, 5/3/24  (1) 4,400 4,400
BNP Paribas, 5.69%, 5/24/24  19,000 18,931
BPCE, 5.095%, 10/23/24  (1) 17,000 16,579
Cooperatieve Rabobank, 5.05%, 9/27/24  7,847 7,683
Cooperatieve Rabobank, 5.50%, 5/20/24  18,000 17,948
Cooperatieve Rabobank, 5.55%, 6/13/24  21,700 21,556
DBS Bank, 5.24%, 9/12/24  (1) 23,000 22,551
Erste Finance Delaware, 5.33%, 5/7/24  (1) 35,000 34,969
ING (U.S.) Funding, 5.53%, 8/7/24  (1) 6,500 6,402
ING (U.S.) Funding, 5.66%, 7/25/24  (1) 12,614 12,445
MetLife Short Term Funding, 5.52%, 6/12/24  (1) 8,000 7,949
National Australia Bank, 5.67%, 5/8/24  (1) 46,000 46,000
National Securities Clearing, 5.30%, 11/4/24  (1) 14,500 14,101
Natixis, 5.71%, 7/8/24  25,000 24,730
Pacific Life Short Term Funding, 5.10%, 5/6/24  (1) 12,000 11,992
Pacific Life Short Term Funding, 5.35%, 5/15/24  (1) 7,625 7,609
Pacific Life Short Term Funding, 5.35%, 5/29/24  (1) 1,600 1,593
Pricoa Short Term Funding, 5.56%, 5/6/24  (1) 10,000 9,992
Royal Bank of Canada, 5.97%, 6/25/24  (1) 28,200 28,200
Skandinaviska Enskilda Banken, 5.64%, 7/24/24  (1) 45,500 44,901
Standard Chartered Bank, 5.10%, 10/1/24  (1) 1,781 1,742
Standard Chartered Bank, 5.53%, 11/1/24  (1) 24,000 23,322
Swedbank, 5.16%, 8/1/24  5,300 5,230
Toronto-Dominion Bank, 5.60%, 10/24/24  (1) 18,000 17,507
Toronto-Dominion Bank, 5.64%, 8/23/24  (1) 12,000 11,786

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
UBS, 4.742%, 7/3/24  (1) 22,685 22,685
United Overseas Bank, 5.661%, 6/27/24  (1) 17,900 17,900
Total Financial Company Commercial Paper (Cost $572,926) 572,926
GOVERNMENT BONDS
 0.0%
Province of Ontario, 3.20%, 5/16/24  1,610 1,609
Total Government Bonds (Cost $1,609) 1,609
INSURANCE COMPANY FUNDING AGREEMENT
 1.2%
MassMutual Global Funding II, 2.75%, 6/22/24  (2) 1,038 1,034
Metropolitan Life Global Funding I, 0.55%, 6/7/24  (2) 3,335 3,318
Metropolitan Life Global Funding I, 0.70%, 9/27/24  (2) 3,646 3,576
Metropolitan Life Global Funding I, FRN, SOFR + 0.30%,
5.668%, 9/27/24  (2) 1,200 1,199
New York Life Global Funding, 1.45%, 1/14/25  (2) 2,124 2,065
New York Life Global Funding, 2.00%, 1/22/25  (2) 4,000 3,907
New York Life Global Funding, 3.15%, 6/6/24  (2) 3,025 3,018
Pricoa Global Funding I, 1.15%, 12/6/24  (2) 1,300 1,269
Pricoa Global Funding I, 2.40%, 9/23/24  (2) 2,989 2,950
Principal Life Global Funding II, 0.75%, 8/23/24  (2) 1,080 1,063
Principal Life Global Funding II, 1.375%, 1/10/25  (2) 11,355 11,069
Principal Life Global Funding II, 2.25%, 11/21/24  (2) 22,962 22,586
Total Insurance Company Funding Agreement (Cost $57,054) 57,054
NON-FINANCIAL COMPANY COMMERCIAL
PAPER
 18.1%
Aspirus, Series 2021, 5.52%, 6/4/24  25,000 25,000
Banner Health, Series 2015, 5.45%, 5/8/24  8,000 8,000
Banner Health, Series 2015, 5.45%, 5/29/24  5,000 5,000
Banner Health, Series 2015, 5.48%, 6/20/24  15,000 14,999
Cincinnati Children’s Hospital Medical Center, 5.45%, 6/11/24  25,000 25,000
Cisco Systems, 5.25%, 9/12/24  (1) 21,000 20,590
City of Hope, 5.50%, 9/5/24  33,000 32,360
City of Philadelphia, Series C-1, 5.52%, 6/5/24  17,000 17,000
Idaho Housing & Finance Association, 5.50%, 6/6/24  9,000 9,000
Idaho Housing & Finance Association, 5.50%, 7/9/24  19,000 19,000
Idaho Housing & Finance Association, 5.54%, 8/20/24  13,000 13,000
John Muir Health, 5.46%, 5/16/24  10,000 9,977
John Muir Health, 5.47%, 5/9/24  10,000 9,988
John Muir Health, 5.48%, 5/15/24  10,000 9,979

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Kaiser Foundation Hospitals, 5.47%, 7/9/24  25,350 25,084
Kaiser Foundation Hospitals, 5.49%, 7/11/24  17,000 16,816
Leland Stanford Junior University, 5.38%, 6/14/24  31,000 30,796
Leland Stanford Junior University, 5.43%, 7/12/24  8,547 8,454
Long Island Power Auth., Series 2015-2A, 5.45%, 5/23/24  26,000 25,999
Long Island Power Auth., Series 2015-2A, 5.45%, 6/13/24  20,000 19,998
Los Angeles Municipal Improvement, 5.45%, 5/14/24  5,300 5,300
Los Angeles Municipal Improvement, 5.48%, 5/13/24  5,000 5,000
Los Angeles Wastewater System, Series B-2, 5.43%, 5/8/24  22,500 22,500
LVMH Moet Hennessy Louis Vuitton, 5.49%, 5/8/24  (1) 10,500 10,489
Massachusetts EFA, Series A, 5.43%, 5/23/24  15,700 15,700
Massachusetts EFA, Series A, 5.45%, 5/8/24  5,000 5,000
Microsoft, 5.37%, 6/14/24  (1) 46,000 45,698
PepsiCo, 5.25%, 11/1/24  (1) 4,000 3,893
Pfizer, 5.24%, 8/30/24  (1) 30,000 29,472
Pfizer, 5.41%, 5/28/24  (1) 16,500 16,433
Salt River Project Agricultural Improvement, Series D-1,
5.38%, 9/19/24  8,100 7,929
Sanofi, 5.32%, 6/7/24  (1) 10,000 9,945
Santa Clara Valley Water Dist., Series B, 5.52%, 6/18/24  31,335 31,335
Sentara Health Care, 5.43%, 5/2/24  12,000 12,000
Siemens Capital, 5.44%, 8/15/24  (1) 11,000 10,824
South Carolina Public Service Auth., Series AA, 5.47%, 5/8/24  26,116 26,116
South Carolina Public Service Auth., Series AA, 5.50%, 6/6/24  15,000 15,000
SSM Health Care, Series A, 5.45%, 6/25/24  14,000 13,883
SSM Health Care, Series A, 5.46%, 5/23/24  33,000 32,890
Texas A&M University, Series B, 5.45%, 5/30/24  19,000 18,999
TotalEnergies Capital, 5.32%, 5/2/24  (1) 46,000 45,993
Toyota Credit de Puerto Rico, 5.31%, 9/6/24  6,000 5,887
Toyota Credit de Puerto Rico, 5.31%, 9/9/24  26,000 25,498
Toyota Credit de Puerto Rico, 5.51%, 5/30/24  10,000 9,955
Trinity Health, 5.38%, 6/20/24  6,500 6,451
Trinity Health, 5.42%, 5/23/24  10,000 9,967
Trustees of Princeton University, 5.50%, 5/20/24  11,000 11,000
Univ. of California, Series B, 5.42%, 5/22/24  13,000 12,959
Univ. of Minnesota, Series E, 5.45%, 5/20/24  5,500 5,500
Univ. of Texas, Series B, 5.371%, 7/16/24  15,000 14,830
Univ. of Texas, Series B, 5.40%, 5/15/24  20,000 19,958
Total Non-Financial Company Commercial Paper (Cost $852,444) 852,444

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
OTHER ASSET BACKED SECURITIES
 1.6%
CarMax Auto Owner Trust, Series 2024-1, Class A1, 5.511%,
1/15/25  9,667 9,667
Carvana Auto Receivables Trust, Series 2024-P1, Class A1,
5.634%, 4/10/25  (2) 4,336 4,336
Dell Equipment Finance Trust, Series 2024-1, Class A1,
5.568%, 4/22/25  (2) 13,300 13,300
Enterprise Fleet Financing, Series 2023-3, Class A1, 5.906%,
10/21/24  (2) 2,722 2,722
Enterprise Fleet Financing, Series 2024-1, Class A1, 5.548%,
2/20/25  (2) 9,252 9,252
Enterprise Fleet Financing, Series 2024-2, Class A1, 5.613%,
5/20/25  (2) 24,750 24,750
MMAF Equipment Finance, Series 2024-A, Class A1, 5.581%,
2/11/25  (2) 4,449 4,449
SBNA Auto Receivables Trust, Series 2024-A, Class A1,
5.635%, 3/17/25  (2) 8,354 8,354
Total Other Asset Backed Securities (Cost $76,830) 76,830
OTHER INSTRUMENTS
 3.9%
Banco Santander, 3.892%, 5/24/24  1,250 1,248
Bank of America, 5.30%, 4/10/25  44,000 44,000
Commonwealth Bank of Australia, 3.35%, 6/4/24  (2) 1,185 1,182
Nordea Bank, 0.625%, 5/24/24  (2) 15,913 15,864
Pacific Life Global Funding II, FRN, SOFR + 0.80%, 6.185%,
12/6/24  (2) 1,382 1,384
PepsiCo, FRN, SOFRINDX + 0.40%, 5.744%, 11/12/24  41,972 41,981
PNC Bank, 2.50%, 8/27/24  18,364 18,163
PNC Bank, 3.30%, 10/30/24  10,588 10,455
Sumitomo Mitsui Banking, 3.40%, 7/11/24  3,827 3,811
Truist Bank, 2.15%, 12/6/24  13,924 13,607
U.S. Bancorp, 2.40%, 7/30/24  9,204 9,125
UBS, 0.70%, 8/9/24  (2) 15,000 14,805
UBS, FRN, SOFR + 0.45%, 5.855%, 8/9/24  (2) 8,520 8,516
Total Other Instruments (Cost $184,141) 184,141

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT
 9.5%
(3)
BNP Paribas Securities, Tri-Party, Dated 4/30/24, 5.32%,
Delivery Value of $207,970,729 on 5/1/24, Collateralized by
U.S. Government securities, 0.00% - 7.50%, 5/7/24 - 1/15/65, valued at $212,098,883  207,940 207,940
BNY Mellon, Bilateral, Dated 4/30/24, 5.32%, Delivery Value
of $239,035,319 on 5/1/24, Collateralized by U.S. Government
securities, 0.00% - 7.50%, 7/9/24 - 4/1/54, valued at
$243,780,012  239,000 239,000
Total U.S. Government Agency Repurchase Agreement (Cost $446,940) 446,940
U.S. TREASURY DEBT
 14.0%
U.S. Treasury Bills, 5.313%, 5/9/24  25,000 24,971
U.S. Treasury Bills, 5.314%, 5/21/24  65,000 64,810
U.S. Treasury Bills, 5.318%, 6/6/24  150,000 149,207
U.S. Treasury Bills, 5.322%, 8/13/24  65,000 64,018
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.446%,
7/31/25  133,000 132,966
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.461%,
10/31/24  51,070 51,047
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 5.491%,
10/31/25  119,000 118,950
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.521%, 1/31/25  53,300 53,301
Total U.S. Treasury Debt (Cost $659,270) 659,270
U.S. TREASURY REPURCHASE AGREEMENT
 6.6%
(3)
Citigroup Global Markets, Tri-Party, Dated 4/30/24, 5.32%,
Delivery Value of $310,045,811 on 5/1/24, Collateralized by
U.S. Government securities, 0.13% - 6.25%, 4/30/30 - 7/15/30, valued at $316,216,169  310,000 310,000
Total U.S. Treasury Repurchase Agreement (Cost $310,000) 310,000
VARIABLE RATE DEMAND NOTES
 16.3%
AHI Fund II, VRDN, 5.40%, 5/7/24  44,000 44,000
Alaska HFC, State Capital Project, Series A, VRDN, 5.37%,
5/7/24  25,000 25,000
Alaska HFC, State Capital Project, Series A, VRDN, 5.40%,
5/7/24  17,770 17,770

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Alaska HFC, State Capital Project, Series B, VRDN, 5.35%,
5/7/24  2,500 2,500
Andrew W. Mellon Foundation, VRDN, 5.35%, 5/7/24  14,000 14,000
Baltimore, VRDN, 5.35%, 5/7/24  21,495 21,495
Charlotte, NASCAR, Series D, COP, VRDN, 5.48%, 5/7/24  26,290 26,290
Colorado Housing & Fin. Auth., Single Family, Series B-1,
VRDN, 5.35%, 5/7/24  2,770 2,770
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 5.35%, 5/7/24  14,800 14,800
Colorado Housing & Fin. Auth., Single Family, Series K-2,
VRDN, 5.35%, 5/7/24  15,035 15,035
Colorado Housing & Fin. Auth., Single Family, Series Q-2,
VRDN, 5.35%, 5/7/24  7,800 7,800
Colorado Housing & Fin. Auth., Social Bond, Series C-2,
VRDN, 5.35%, 5/7/24  6,615 6,615
Cook County, Series D, GO, VRDN, 5.35%, 5/7/24  44,800 44,800
Ecmc Group, Series 23-1, VRDN, 5.38%, 5/7/24  44,580 44,580
Illinois Fin. Auth., VRDN, 5.33%, 5/7/24  46,090 46,090
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 5.34%,
5/7/24  17,570 17,570
Iowa Student Loan Liquidity, Series 2023-1, VRDN, 5.38%,
5/7/24  25,824 25,824
Maricopa County IDA, Banner Health, Series B-1, VRDN,
5.35%, 5/7/24  17,300 17,300
Maricopa County IDA, Banner Health, Series B-2, VRDN,
5.33%, 5/7/24  1,350 1,350
Maryland CDA, Series B, VRDN, 5.35%, 5/7/24  15,510 15,510
Maryland CDA, Series F, VRDN, 5.40%, 5/7/24  11,745 11,745
Massachusetts Dev. Fin. Agency, Babson College, Series B,
VRDN, 5.33%, 5/7/24  7,265 7,265
Michigan State Housing Dev. Auth., Series C, VRDN, 5.35%,
5/7/24  12,000 12,000
Minnesota Housing Fin. Agency, Series H, VRDN, 5.40%,
5/7/24  23,835 23,835
Minnesota Housing Fin. Agency, Series T, VRDN, 5.35%,
5/7/24  13,300 13,300
Minnesota Housing Fin. Agency, Series V, VRDN, 5.35%,
5/7/24  9,500 9,500
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 5.40%, 5/7/24  6,700 6,700
New York City Housing Dev., Series F-2, VRDN, 5.35%, 5/7/24  35,240 35,240
New York Mortgage Agency, Series 216, VRDN, 5.35%, 5/7/24  14,125 14,125
New York Mortgage Agency, Series 224, VRDN, 5.35%, 5/7/24  25,600 25,600
New York Mortgage Agency, Series 238, VRDN, 5.35%, 5/7/24  2,800 2,800

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Series A, VRDN, 5.35%,
5/7/24  14,570 14,570
North Texas Higher Education Authority I, Series 2023-1,
VRDN, 5.38%, 5/7/24  27,800 27,800
Private Colleges & Univ. Auth., Emory Univ., Series C-1,
VRDN, 5.40%, 5/7/24  44,150 44,150
Southern Ute Indian Tribe, VRDN, 5.42%, 5/7/24  (2) 46,695 46,695
Texas State, Series A, GO, VRDN, 5.40%, 5/7/24  21,300 21,300
Univ. of California, Series Z-1, VRDN, 5.35%, 5/7/24  300 300
Univ. of California, Series Z-2, VRDN, 5.37%, 5/7/24  6,100 6,100
Univ. of Texas, Series G-1, VRDN, 5.35%, 5/7/24  2,340 2,340
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN,
5.33%, 5/7/24  390 390
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
5.33%, 5/7/24  27,000 27,000
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
5.33%, 5/7/24  3,055 3,055
Total Variable Rate Demand Notes (Cost $766,909) 766,909
Total Investments in Securities
 99.7% of Net Assets (Cost $4,693,206) $ 4,693,206
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $926,487 and represents 19.7% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $212,663 and represents 4.5% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $772,095 at April 30, 2024.
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFC Housing Finance Corporation
IDA Industrial Development Authority/Agency
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,693,206) $ 4,693,206
Interest receivable 15,456
Receivable for shares sold 8,344
Receivable for investment securities sold 2,115
Cash 14
Total assets 4,719,135
Liabilities
Payable for shares redeemed 9,190
Investment management and administrative fees payable 1,509
Other liabilities 196
Total liabilities 10,895
NET ASSETS $ 4,708,240
Net Assets Consist of:
Total distributable earnings (loss) $ 1,569
Paid-in capital applicable to 4,706,067,445 shares of
$0.0001 par value capital stock outstanding; 10,000,000,000
shares of the Corporation authorized 4,706,671
NET ASSETS $ 4,708,240
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Investment Income (Loss)
Interest income $ 129,027
Expenses
Investment management and administrative expense $ 9,258
Net investment income 119,769
Realized and Unrealized Gain / Loss –
Net realized gain on securities 4
INCREASE IN NET ASSETS FROM OPERATIONS
$ 119,773

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 119,769 $ 205,211
Net realized gain 4 13
Increase in net assets from operations 119,773 205,224
Distributions to shareholders
Net earnings (119,625) (203,857)
Capital share transactions
*
Shares sold 1,131,062 2,128,365
Distributions reinvested 117,969 201,082
Shares redeemed (1,147,396) (2,004,584)
Increase in net assets from capital share
transactions 101,635 324,863
Net Assets
Increase during period 101,783 326,230
Beginning of period 4,606,457 4,280,227
End of period $ 4,708,240 $ 4,606,457
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.  The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation The  fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of  the fund is represented by fund shares.  The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4

T. ROWE PRICE Cash Reserves Fund

p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update
(ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of
the Effects of Reference Rate Reform on Financial Reporting in March 2020
and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to
December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business,  the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments.  The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. ROWE PRICE Cash Reserves Fund

valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On April 30, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Cash Reserves Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates' approved list.
All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Cash Reserves Fund

At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,693,206,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40%
of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/
paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30,
2024, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund.
Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent.
Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase

T. ROWE PRICE Cash Reserves Fund

and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Cash Reserves Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form N-MFP are available on the SEC’s website (sec.gov). In addition, most
T. Rowe Price funds disclose their portfolio holdings information on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE Cash Reserves Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Cash Reserves Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by
Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Cash Reserves Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-
inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. In addition, the Adviser voluntarily waived a portion of its management fee it was entitled to receive from the fund in order to maintain a zero or positive yield for the fund. The Adviser has generally implemented an all-
inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Cash Reserves Fund

total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense
Universe), and the fund’s total expenses ranked in the fourth quintile (Expense
Group and Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth quintile.
The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Cash Reserves Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F85-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024